MARKETABLE SECURITIES (Schedule of Fair Value, Cost or Amortized Cost, and Gross Unrealized Holding Gains and Losses) (Details) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016
Schedule of Available-for-sale Securities [Line Items]
Fair value	$ 42,121	$ 61,197
Gross unrealized holding losses	58	81
Gross unrealized holding gains	36	17
Cost or Amortized cost	42,143	61,261
Israeli mutual funds [Member]
Schedule of Available-for-sale Securities [Line Items]
Fair value	973	957
Gross unrealized holding losses
Gross unrealized holding gains	22	5
Cost or Amortized cost	951	952
Certificates of deposit [Member]
Schedule of Available-for-sale Securities [Line Items]
Fair value	23,263	33,350
Gross unrealized holding losses	33	68
Gross unrealized holding gains	13	10
Cost or Amortized cost	23,283	33,408
Municipal and agency bonds [Member]
Schedule of Available-for-sale Securities [Line Items]
Fair value	17,885	26,890
Gross unrealized holding losses	25	13
Gross unrealized holding gains	1	2
Cost or Amortized cost	$ 17,909	$ 26,901